DEBT - Convertible Debentures Narrative (Details) - Convertible debentures	Dec. 31, 2018 CAD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 50,000,000
Shares converted per $1,000 of debt | shares	123.4568
Conversion price (in dollars per share) | $ / shares	$ 8.10
Stated interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
Borrowings, Redemption, Period One | Bottom of range
Disclosure of detailed information about borrowings [line items]
Threshold percentage of stock price trigger	125.00%